SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended
Dec. 31, 2020
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

15.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the periods ended December 31, 2020 and 2019, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Amount of the transactions of the period ended
Party	Transaction type	12/31/2020	12/31/2019
Joint ventures and associates	Sales and services	2,920,262	3,614,799
Joint ventures and associates	Purchases of goods and services	(9,763,160)	(13,910,670)
Joint ventures and associates	Equity contributions	—	250,000
Joint ventures and associates	Net loans granted	18,409	—
Key management personnel	Salaries, social security benefits and other benefits	(1,820,440)	(3,840,825)
Key management personnel	Interest gain	(8,879)	23,537
Shareholders and other related parties	Sales of goods and services	161,792	323,159
Shareholders and other related parties	Purchases of goods and services	(399,888)	(213,874)
Shareholders and other related parties	In-kind contributions	921,390	588,857
Parents companies and related parties to Parents	Interest (lost) gain	(60,530)	391,537
Parent company	Purchases of goods and services	—	(95)
Total		(8,031,044)	(12,773,575)

		Amounts receivable from related parties
Party	Transaction type	12/31/2020	06/30/2020
Parent company	Trade debtors	8,337	—
Parents companies and related parties to Parents	Other receivables	815,770	102,069
Shareholders and other related parties	Trade receivables	240,954	1,090,004
Shareholders and other related parties	Allowance for impairment	(378)	(768)
Other receivables - Other related parties	Other receivables	1,759	83,839
Joint ventures and associates	Trade debtors	—	120,992
Joint ventures and associates	Other receivables	1,603,878	1,562,340
Total		2,670,320	2,958,476

		Amounts payable to related parties
Party	Transaction type	12/31/2020	06/30/2020
Parent company	Trade creditors	(29,107)	(2,210,308)
Parents companies and related parties to Parents	Net loans payables	(12,694,128)	(12,389,521)
Parent company	Consideration payment Bioceres Crops S.A. acquisition	(575,604)	(575,604)
Key management personnel	Salaries, social security benefits and other benefits	(909,861)	(2,084,088)
Shareholders and other related parties	Trade and other payables	(2,392,591)	(1,031,710)
Joint ventures and associates	Trade creditors	(13,256,575)	(14,409,853)
Total		(29,857,866)	(32,701,084)